INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets gross	$ 15,428	$ 296
Less: Accumulated amortization	(788)	(3)
Intangible assets, net	14,640	293
Amortization expense	785	2	$ 1
Trademark (1)
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets gross	$ 14,983
Remaining useful life	9 years 6 months
Domain name
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets gross		289
Software
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets gross	$ 445
Others
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets gross		$ 7